Long-term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2014
Debt Instrument [Line Items]
Collateral	All loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances.
Covenants

Debt Covenants: The secured loan agreements contain also the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

• The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;
• The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.65:1;
• The Market Value Adjusted Net Worth shall not be less than $100,000,000;
• Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $8,000,000.

The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross default to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant, except in the cases discussed below. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%, except in the case of the waiver periods, discussed below; according to the provisions of each individual loan agreement with the relevant bank.

Covenant compliance	As of December 31, 2014, the Company was in compliance with all of its debt covenants, or had obtained waivers.
(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants

(a) $100,000,000 senior secured loan agreement with ABN AMRO Bank

For the waiver period commencing on April 1, 2014 and ending on June 29, 2015, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 110% during the waiver period and 140% thereafter;
(ii) The Market Value Adjusted Net Worth shall not be less than $50,000,000 during the waiver period and $100,000,000 thereafter; and
(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period may declare and pay quarterly dividends or make any other form of distribution at a maximum amount of $0.05 per common share outstanding.

(b) $30,000,000 secured loan agreement with Unicredit Bank
Debt Instrument [Line Items]
Amendments to Covenants

(b) $30,000,000 secured loan agreement with Unicredit Bank

For the waiver period commencing on January 1, 2014 and ending on June 30, 2015, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio during the waiver period is waived and as long as there are waivers in place or favorable to the Company amendments with the other lenders in relation to the asset cover ratio, it will be considered waived until the earliest date of such waiver or amendment, otherwise the minimum asset cover ratio shall be 120%;
(ii) Liquid Assets during the waiver period should be the higher of (A) $500,000 per vessel and (B) $5,000,000, provided that equivalent provisions in other loan agreements are not higher, on which case such higher provisions would apply and for the period commencing thereafter Liquid Assets should be the higher of (A) $750,000 per vessel and (B) $8,000,000, unless equivalent provisions in other loan agreements are lower, on which case, Liquid Assets should be the higher of (A) the higher of $500,000 per vessel and the amount agreed with the other lenders on a per vessel basis and (B) the higher of $5,000,000 and the amount agreed with the other lenders on an aggregate basis; and
(iii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.80:1 during the waiver period and less than 0.65:1 thereafter, unless equivalent provisions in other loan agreements are higher, on which case, the lower of such higher ratios shall apply.

Pursuant to the supplemental agreement dated December 17, 2014, the ratio of Total Debt to EBITDA shall not apply after the date of this agreement. In consideration for the amendment of the loan agreement, the Company agreed to waiver fees, which will be paid together with the last instalment.

(c) 31,650,000 secured loan agreement with Credit Suisse
Debt Instrument [Line Items]
Covenants

(c) $31,650,000 secured loan agreement with Credit Suisse

Pursuant to the loan agreement dated November 11, 2014, the Company agreed to the following financial covenants, calculated on a consolidated basis and security cover provisions:

(i) Liquid Assets should be the higher of (A) $6,000,000 (during the first year from the date of the loan agreement), $7,000,000 (during the second year from the date of the loan agreement) and $8,000,000 thereafter and (B) $500,000 per vessel; and
(ii) The ratio of Total Liabilities to Market Value Adjusted Total Assets shall be less than 0.80:1; and
(iii) The minimum security cover shall be 130%.

The ratios of EBITDA to net interest expense, Market Value Adjusted Net Worth and the ratio of Total Debt to EBITDA, contained in the original loan agreements, were removed.

(e) $25,000,000 secured loan agreement with ABN AMRO Bank
Debt Instrument [Line Items]
Amendments to Covenants

(e) $25,000,000 secured loan agreement with ABN AMRO Bank

For the waiver period commencing on April 1, 2014 and ending on June 29, 2015, the Company agreed to the following amendments in the asset cover ratio and certain financial covenants, calculated on a consolidated basis:

(i) The minimum asset cover ratio shall be 120% during the waiver period and 140% thereafter;
(ii) The Market Value Adjusted Net Worth shall not be less than $50,000,000 during the waiver period and $100,000,000 thereafter; and
(iii) The ratio of Total Debt to Market Value Adjusted Total Assets shall be less than 0.85:1 during the waiver period and less than 0.65:1 thereafter.

The Company, during the waiver period may declare and pay quarterly dividends or make any other form of distribution at a maximum amount of $0.05 per common share outstanding.